Label	Element	Value
Tradr 1.75X Long NVDA Weekly ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Tradr 1.75X Long NVDA Weekly ETF

Ticker Symbol: NVDW

A series of Investment Managers Series Trust II (the “Trust”)

Supplement dated October 7, 2024, to the Statutory Prospectus dated

August 14, 2024 and Summary Prospectus dated September 3, 2024.

Effective immediately, the following paragraph replaces the first paragraph under the “Summary Section – Principal Investment Strategies” section of the Fund’s Prospectus.

Principal Investment Strategies

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide one and a three-quarter times leveraged exposure to the calendar week performance of NVDA. The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve on a calendar week basis, before fees and expenses, 175% performance of NVDA for a full calendar week, and not for any other period, by entering into one or more swaps on NVDA. A “full calendar week” is measured from the close of trading on the last business day of one calendar week to the close of trading on the last business day of the following calendar week. Business day means each day the NYSE is open for trading. For example, if Thursday is the last business day of a calendar week and Friday is the last business day of the following calendar week, the calendar week performance is measured from the closing of trading on Thursday of the week to the close of trading on Friday of the following calendar week.

Please file this Supplement with your records.

Risk/Return [Heading]	rr_RiskReturnHeading	Tradr 1.75X Long NVDA Weekly ETF